AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.7%
Common Stocks — 95.0%
Australia — 8.5%
AGL Energy Ltd.	46,056	$480,637
Aristocrat Leisure Ltd.	349,420	4,542,934
ASX Ltd.	13,541	642,935
Aurizon Holdings Ltd.	1,647,753	4,286,383
BHP Group Ltd.	161,139	2,857,054
BHP Group PLC	254,625	3,939,456
BlueScope Steel Ltd.	90,024	477,682
Coles Group Ltd.	100,122	930,111
Commonwealth Bank of Australia	9,617	366,748
CSL Ltd.	27,879	5,002,054
Fortescue Metals Group Ltd.	821,480	5,044,981
Goodman Group, REIT	142,020	1,060,000
Lendlease Group	47,808	303,011
Macquarie Group Ltd.	49,120	2,556,378
Magellan Financial Group Ltd.	196,796	5,175,722
Newcrest Mining Ltd.	44,577	629,689
Origin Energy Ltd.	575,540	1,535,594
QBE Insurance Group Ltd.	117,348	623,933
Rio Tinto Ltd.	22,288	1,143,856
Rio Tinto PLC	138,345	6,330,501
Santos Ltd.	1,733,323	3,598,095
Sonic Healthcare Ltd.	26,984	401,764
Stockland, REIT	216,468	335,385
Treasury Wine Estates Ltd.	40,892	251,115
Wesfarmers Ltd.	68,989	1,469,539
Woolworths Group Ltd.	102,718	2,215,826
		56,201,383
Austria — 0.4%
OMV AG	107,797	2,963,714
Belgium — 0.5%
Ageas	23,850	986,679
Colruyt SA	10,000	542,727
KBC Group NV	25,136	1,149,901
Proximus SADP	18,020	413,322
Telenet Group Holding NV	12,140	366,809
		3,459,438
China — 0.2%
BOC Hong Kong Holdings Ltd.	527,500	1,457,114
Denmark — 1.2%
Carlsberg A/S (Class B Stock)	12,866	1,454,901
Danske Bank A/S*	38,506	434,360
Novo Nordisk A/S (Class B Stock)	103,678	6,240,112
		8,129,373
Finland — 0.4%
Elisa OYJ	12,584	781,581
Kone OYJ (Class B Stock)	21,525	1,222,523
Neste OYJ	23,624	801,205
		2,805,309
France — 9.1%
Amundi SA, 144A	6,631	392,411
Arkema SA	3,536	244,365
Atos SE	5,352	360,552
	Shares	Value
Common Stocks (continued)
France (cont’d.)
BNP Paribas SA	211,206	$6,361,168
Credit Agricole SA	205,128	1,489,702
Danone SA	17,577	1,131,912
Dassault Systemes SE	11,623	1,723,467
Eiffage SA	6,911	492,024
Hermes International	5,033	3,471,288
Kering SA	3,278	1,710,669
Klepierre SA, REIT(a)	204,047	4,297,120
Legrand SA	91,142	5,842,957
L’Oreal SA	6,772	1,789,458
LVMH Moet Hennessy Louis Vuitton SE	15,507	5,754,460
Peugeot SA	409,186	5,446,894
Publicis Groupe SA	170,680	4,893,710
Sanofi	64,433	5,622,143
Sartorius Stedim Biotech	1,560	313,582
Schneider Electric SE	48,237	4,106,706
Societe Generale SA	44,223	741,915
Teleperformance	4,278	892,776
TOTAL SA	77,711	2,974,302
		60,053,581
Germany — 6.4%
Allianz SE	33,607	5,789,405
BASF SE	52,933	2,522,322
Bayer AG	51,142	2,958,747
Brenntag AG	11,193	416,002
Deutsche Post AG	87,122	2,369,340
Deutsche Telekom AG	251,358	3,245,849
Deutsche Wohnen SE	24,383	931,000
E.ON SE	140,879	1,462,851
Evonik Industries AG	18,700	388,934
Fresenius Medical Care AG & Co. KGaA	3,796	251,113
Fresenius SE & Co. KGaA	88,006	3,256,497
Hannover Rueck SE	3,939	566,770
HeidelbergCement AG	104,621	4,449,738
Henkel AG & Co. KGaA	5,417	400,777
Infineon Technologies AG	47,094	677,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,197	1,647,115
Puma SE	4,788	284,651
SAP SE	55,321	6,151,705
Siemens AG	21,909	1,864,133
Siemens Healthineers AG, 144A	63,407	2,498,929
Telefonica Deutschland Holding AG	101,102	249,964
Zalando SE, 144A*	7,876	299,947
		42,683,652
Hong Kong — 1.3%
AIA Group Ltd.	336,600	3,031,942
CK Asset Holdings Ltd.	134,000	756,306
Hang Seng Bank Ltd.	51,900	884,935
Hongkong Land Holdings Ltd.	94,000	352,705
Link REIT	82,200	693,152
Swire Pacific Ltd. (Class A Stock)	346,000	2,216,706
WH Group Ltd., 144A	609,500	569,559
A1

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong (cont’d.)
Wharf Real Estate Investment Co. Ltd.	110,000	$451,957
		8,957,262
Ireland — 0.6%
AerCap Holdings NV*	88,600	2,019,194
CRH PLC	42,481	1,161,827
Flutter Entertainment PLC	4,169	376,260
Kingspan Group PLC(a)	8,352	447,910
		4,005,191
Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	45,800	4,604,732
Nice Ltd.*	5,217	768,355
		5,373,087
Italy — 1.9%
Enel SpA	905,431	6,320,006
Ferrari NV	10,834	1,687,215
Intesa Sanpaolo SpA	1,328,050	2,189,850
Recordati SpA	11,239	475,991
Snam SpA	122,680	569,173
Terna Rete Elettrica Nazionale SpA	85,077	540,223
UniCredit SpA	112,418	878,212
		12,660,670
Japan — 25.9%
Advantest Corp.	130,900	5,185,109
Air Water, Inc.	20,600	284,421
Alfresa Holdings Corp.	12,600	233,753
Amada Holdings Co. Ltd.	513,700	4,045,593
Asahi Group Holdings Ltd.	131,900	4,291,968
Asahi Kasei Corp.	62,100	441,627
Astellas Pharma, Inc.	417,100	6,462,294
Bandai Namco Holdings, Inc.	15,200	737,521
Chubu Electric Power Co., Inc.	273,700	3,883,476
Chugai Pharmaceutical Co. Ltd.	23,700	2,750,395
Credit Saison Co. Ltd.	38,000	440,401
Dai Nippon Printing Co. Ltd.	108,900	2,315,341
Dai-ichi Life Holdings, Inc.	77,000	920,873
FamilyMart Co. Ltd.	17,600	314,121
FUJIFILM Holdings Corp.	88,200	4,434,406
Fujitsu Ltd.	11,100	1,006,994
Hikari Tsushin, Inc.	18,200	3,056,003
Hitachi High-Tech Corp.	61,400	4,556,948
Hulic Co. Ltd.	42,000	428,074
Inpex Corp.	91,000	506,759
ITOCHU Corp.	285,600	5,897,948
Japan Post Holdings Co. Ltd.	139,200	1,089,896
Japan Post Insurance Co. Ltd.	157,500	1,943,179
Japan Real Estate Investment Corp., REIT	117	686,759
Japan Tobacco, Inc.	118,100	2,187,067
Kamigumi Co. Ltd.	67,600	1,143,891
Kansai Electric Power Co., Inc. (The)	479,600	5,389,534
KDDI Corp.	250,600	7,427,056
Keisei Electric Railway Co. Ltd.	7,900	228,200
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kirin Holdings Co. Ltd.	46,000	$912,122
Kobayashi Pharmaceutical Co. Ltd.	3,400	316,010
Kurita Water Industries Ltd.	11,300	261,970
Kyushu Railway Co.	9,300	267,247
Medipal Holdings Corp.	206,100	3,865,385
Mitsubishi Estate Co. Ltd.	138,800	2,051,417
Mitsubishi Heavy Industries Ltd.	15,900	400,445
Mitsubishi UFJ Financial Group, Inc.	632,200	2,349,650
Mitsui & Co. Ltd.	147,000	2,037,317
Mitsui Fudosan Co. Ltd.	46,200	799,605
MS&AD Insurance Group Holdings, Inc.	24,400	682,024
NEC Corp.	87,300	3,179,166
Nintendo Co. Ltd.	5,800	2,242,843
Nippon Building Fund, Inc., REIT	194	1,300,759
Nippon Express Co. Ltd.	5,000	244,767
Nippon Telegraph & Telephone Corp.	248,100	5,944,543
Nitori Holdings Co. Ltd.	4,200	568,521
Nomura Holdings, Inc.	1,285,100	5,408,935
Nomura Real Estate Holdings, Inc.	70,400	1,139,299
Nomura Research Institute Ltd.	21,100	447,074
NTT DOCOMO, Inc.	91,100	2,847,412
Obayashi Corp.	609,000	5,214,628
Obic Co. Ltd.	4,500	591,179
Ono Pharmaceutical Co. Ltd.	21,500	484,752
Oriental Land Co. Ltd.	10,700	1,361,422
Orix JREIT, Inc.	315	414,117
Otsuka Holdings Co. Ltd.	23,200	909,391
Pan Pacific International Holdings Corp.	40,500	766,467
Recruit Holdings Co. Ltd.	123,300	3,205,505
Secom Co. Ltd.	11,200	932,354
Sekisui House Ltd.	55,600	918,725
SG Holdings Co. Ltd.	22,000	524,373
Shimizu Corp.	618,700	4,833,020
Shin-Etsu Chemical Co. Ltd.	21,100	2,087,355
Shionogi & Co. Ltd.	17,900	881,964
Showa Denko KK	12,100	248,383
Softbank Corp.	153,000	1,952,642
Sohgo Security Services Co. Ltd.	9,600	469,421
Sony Corp.	115,200	6,842,329
Sumitomo Mitsui Financial Group, Inc.	232,800	5,609,943
Sumitomo Mitsui Trust Holdings, Inc.	20,100	579,615
Sumitomo Realty & Development Co. Ltd.	17,000	415,334
Suzuken Co. Ltd.	108,000	3,930,467
T&D Holdings, Inc.	50,600	410,164
TDK Corp.	11,200	863,457
Tokyo Electron Ltd.	26,600	4,997,964
Tokyo Gas Co. Ltd.	10,900	258,826
Toppan Printing Co. Ltd.	17,700	270,596
Toshiba Corp.	28,500	624,166
Toyoda Gosei Co. Ltd.	30,000	512,484
Toyota Motor Corp.	172,300	10,372,742
Toyota Tsusho Corp.	10,500	245,881
West Japan Railway Co.	10,100	690,812
		171,976,596

A2

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Luxembourg — 0.3%
ArcelorMittal SA	239,797	$2,282,305
Macau — 0.2%
Galaxy Entertainment Group Ltd.	123,000	653,242
Sands China Ltd.	129,200	471,108
		1,124,350
Netherlands — 4.0%
Adyen NV, 144A*	581	493,706
Altice Europe NV*	76,581	296,493
ASML Holding NV	5,609	1,486,900
Koninklijke Ahold Delhaize NV	241,556	5,637,653
NN Group NV	192,384	5,138,132
Randstad NV	9,280	324,793
Royal Dutch Shell PLC (Class A Stock)	223,967	3,907,432
Royal Dutch Shell PLC (Class B Stock)	193,329	3,233,451
Wolters Kluwer NV	84,097	5,944,974
		26,463,534
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	40,679	732,874
Norway — 0.3%
DNB ASA	158,311	1,771,574
Orkla ASA	45,651	389,592
		2,161,166
Singapore — 0.9%
DBS Group Holdings Ltd.	101,600	1,314,923
Oversea-Chinese Banking Corp. Ltd.	301,200	1,820,940
Singapore Exchange Ltd.	223,000	1,434,564
United Overseas Bank Ltd.	71,900	978,134
Wilmar International Ltd.	171,700	389,331
		5,937,892
South Africa — 0.9%
Anglo American PLC	336,852	5,905,076
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	158,607	3,084,449
Aena SME SA, 144A	34,113	3,729,188
Amadeus IT Group SA	9,780	464,503
Banco Bilbao Vizcaya Argentaria SA	1,740,652	5,496,236
Enagas SA	13,609	271,799
Iberdrola SA	794,372	7,847,086
Industria de Diseno Textil SA	147,080	3,805,438
Naturgy Energy Group SA(a)	62,696	1,107,005
Red Electrica Corp. SA	26,060	468,944
Repsol SA	75,543	692,108
		26,966,756
Sweden — 4.0%
Alfa Laval AB	27,975	481,196
Atlas Copco AB (Class A Stock)	43,639	1,461,784
Atlas Copco AB (Class B Stock)	25,211	740,976
Boliden AB	16,426	297,570
Essity AB (Class B Stock)	173,121	5,334,876
Hennes & Mauritz AB (Class B Stock)	44,446	571,364
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Hexagon AB (Class B Stock)	22,308	$942,826
Industrivarden AB (Class C Stock)	20,300	395,615
Kinnevik AB (Class B Stock)	19,060	315,341
Lundin Petroleum AB	78,726	1,505,871
Sandvik AB	63,800	897,376
Skandinaviska Enskilda Banken AB (Class A Stock)	769,738	5,183,951
Skanska AB (Class B Stock)*	18,271	276,470
SKF AB (Class B Stock)	21,783	298,975
Telefonaktiebolaget LM Ericsson (Class B Stock)	153,304	1,246,672
Volvo AB (Class B Stock)	522,767	6,273,778
		26,224,641
Switzerland — 9.5%
Chocoladefabriken Lindt & Spruengli AG	9	784,318
Coca-Cola HBC AG	17,352	372,263
Credit Suisse Group AG*	143,782	1,183,165
Geberit AG	2,110	924,881
Givaudan SA	574	1,775,476
LafargeHolcim Ltd.*	43,071	1,579,004
Nestle SA	166,671	17,052,169
Novartis AG	174,234	14,342,857
Roche Holding AG	53,299	17,262,302
Sonova Holding AG	3,585	643,467
STMicroelectronics NV	36,616	792,913
Swiss Life Holding AG	3,080	1,047,395
UBS Group AG*	100,000	928,598
Zurich Insurance Group AG	11,442	4,038,495
		62,727,303
United Kingdom — 12.5%
3i Group PLC	54,015	526,235
Associated British Foods PLC	20,292	453,848
AstraZeneca PLC	16,862	1,515,326
Aviva PLC	218,700	720,444
BAE Systems PLC	187,302	1,207,839
Barclays PLC	5,328,145	6,138,648
Barratt Developments PLC	100,928	547,255
Berkeley Group Holdings PLC	107,864	4,808,326
British American Tobacco PLC	275,446	9,384,252
British Land Co. PLC (The), REIT	78,587	327,113
Bunzl PLC	28,740	579,173
CK Hutchison Holdings Ltd.	416,500	2,791,623
Coca-Cola European Partners PLC	72,500	2,720,925
Diageo PLC	132,105	4,234,769
Fiat Chrysler Automobiles NV	668,846	4,896,989
GlaxoSmithKline PLC	284,737	5,366,250
Halma PLC	121,545	2,884,193
HSBC Holdings PLC	595,789	3,346,482
Imperial Brands PLC	213,849	3,954,338
J Sainsbury PLC	102,289	266,229
JD Sports Fashion PLC	505,124	2,865,356
Legal & General Group PLC	2,592,909	6,152,618
Next PLC	15,098	757,124
Persimmon PLC	22,470	531,579
Taylor Wimpey PLC	295,452	430,908

A3

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Tesco PLC	630,986	$1,780,245
Unilever NV	169,393	8,343,447
Unilever PLC	62,422	3,151,234
Vodafone Group PLC	1,542,776	2,141,464
		82,824,232
United States — 1.0%
Ferguson PLC	95,895	5,935,911
QIAGEN NV*	12,248	501,296
		6,437,207

Total Common Stocks (cost $780,838,112)		630,513,706
Exchange-Traded Fund — 0.3%
United States
iShares MSCI EAFE ETF	39,589	2,116,428
(cost $1,996,543)
Preferred Stocks — 0.4%
Germany
Henkel AG & Co. KGaA (PRFC)	11,388	915,315
Porsche Automobil Holding SE (PRFC)	6,937	290,597
Volkswagen AG (PRFC)	10,256	1,203,653

Total Preferred Stocks (cost $3,400,577)		2,409,565

Total Long-Term Investments (cost $786,235,232)		635,039,699
Short-Term Investments — 3.1%
Affiliated Mutual Funds — 2.4%
PGIM Core Ultra Short Bond Fund(w)	6,508,115	6,508,115
PGIM Institutional Money Market Fund (cost $9,241,727; includes $9,228,950 of cash collateral for securities on loan)(b)(w)	9,263,096	9,248,275

Total Affiliated Mutual Funds (cost $15,749,842)		15,756,390

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.7%
U.S. Treasury Bills
0.077%	06/18/20	4,500	4,498,978
(cost $4,499,253)

Total Short-Term Investments (cost $20,249,095)				20,255,368

TOTAL INVESTMENTS—98.8% (cost $806,484,327)				655,295,067

Other assets in excess of liabilities(z) — 1.2%				8,018,100

Net Assets — 100.0%				$663,313,167

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,864,127; cash collateral of $9,228,950 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Commodity Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Position:
315	Mini MSCI EAFE Index	Jun. 2020	$24,558,975	$1,800,882
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5